Equity - Schedule of Binominal Tree Pricing Model (Details)	Sep. 22, 2025	Jul. 08, 2025	Apr. 29, 2025	Apr. 22, 2025	Feb. 17, 2025	Oct. 13, 2024	Jul. 09, 2024	Jul. 05, 2024	Mar. 31, 2024	Jan. 03, 2024
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	2.09	2.72	2.46	2.17	4.49	0.43	0.81	0.83	0.82	4.83
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	1.515	0.47	1.515	0.47	1.515	0.101	8	8	8	8
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants
Risk free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	3.65	3.97	3.74	3.99	4.32	4.15	4.65	4.39	4.46	4.08
Expected life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	4.1	4.8	4.5	5	4.7	5	2.49	3.5	2.8	3
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	94.7	99.4	102.9	103	103.2	100.5	167.51	168.36	137.6	140.1